Other disclosures - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,202,689	1,203,707	1,191,403
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,202,223	1,193,069	1,180,431
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	103,120	87,170	67,951
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	163,796	163,941	133,874
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	127,104	117,731	114,471
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	18,487	15,319	10,351	€ 8,290
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	971,999	988,168	998,009
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,062,675	1,082,758	1,087,844
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,062,981	1,073,530	1,077,543
Loans and advances | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0	0
Loans and advances | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	113,004	104,582	103,414
Loans and advances | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	949,977	968,948	974,129
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	300,026	283,497	243,203
Debt securities | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	140,014	120,949	103,559
Debt securities | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	139,242	119,539	102,888
Debt securities | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	103,120	87,170	67,951
Debt securities | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	14,100	13,149	11,057
Debt securities | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 22,022	€ 19,220	€ 23,880